Stock-Based Compensation - Summary of the Activity Under the Company's Stock Option Plans (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, granted	117,500	550,044
Weighted-Average Exercise Price Per Share, granted	$ 4.25	$ 0.75
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, beginning balance		8,548,357	8,548,357
Options, granted			882,070
Options, cancelled			(752,410)
Options outstanding, ending balance			8,678,017	8,548,357
Options, exercisable			6,377,398
Options, vested and expected to vest			8,539,979
Options available for grant			356,999
Weighted-Average Exercise Price Per Share, Options outstanding, beginning balance		$ 0.62	$ 0.62
Weighted-Average Exercise Price Per Share, granted			$ 0.77
Weighted- Average Exercise Price Per Share, cancelled			$ 0.60
Weighted- Average Exercise Price Per Share, Options outstanding, ending balance			$ 0.64	$ 0.62
Weighted- Average Exercise Price Per Share, Options exercisable			$ 0.60
Weighted-Average Exercise Price Per Share, Options vested and expected to vest			$ 0.63
Weighted-Average Remaining Contractual Term in Years, Options outstanding			6 years 3 months 18 days	7 years
Weighted-Average Remaining Contractual Term in Years, Options exercisable			5 years 6 months 22 days
Weighted-Average Remaining Contractual Term in Years, Options vested and expected to vest			6 years 3 months 7 days
Aggregate Intrinsic Value, Options outstanding			$ 31,359	$ 394
Aggregate Intrinsic Value, Options exercisable			23,299
Aggregate Intrinsic Value, Options vested and expected to vest			$ 30,846